Debt	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Debt Disclosure [Abstract]
Debt

7. Debt

Convertible Debentures

On August 6, 2024, the Company, entered into a securities purchase agreement with Yorkville, in connection with the issuance and sale of convertible debentures in an aggregate principal amount of up to $4.0 million (the “Convertible Debentures”), which will be convertible into shares of the Company’s Class A common stock (as converted, the “Conversion Shares”). The Company issued $2.0 million in aggregate principal amount of Convertible Debentures upon the signing the Purchase Agreement (the “First Closing”) for proceeds of approximately $1.8 million. On November 13, 2024, the Company issued an additional $2.0 million in aggregate principal amount of convertible debentures for proceeds of approximately $1.8 million (the “Second Closing”). Contemporaneously with the execution and delivery of the Purchase Agreement, certain of the Company’s subsidiaries entered into a global guaranty agreement in favor of Yorkville with respect to the Company’s obligations under the Purchase Agreement, the Convertible Debentures and the Yorkville Warrants (as defined below). The Convertible Debentures were issued at an original issue discount of 10%.

The Convertible Debentures do not bear interest, subject to a potential increase to 18.0% per annum (or the maximum amount permitted by applicable law) upon the occurrence of certain events of default. The Convertible Debentures matured on February 6, 2025 (the “Maturity Date”). The Convertible Debentures were fully repaid by the Maturity Date. The Convertible Debentures were convertible at the option of the holder into Class A common stock equal to the applicable Conversion Amount (as in the Convertible Debenture) divided by $3.018. The maximum amount of shares issuable upon conversion of the Convertible Debentures is 1,325,382. No amount of the Convertible Debentures was converted into shares of the Company’s Class A common stock prior to the Convertible Debentures being fully repaid.

Additionally, pursuant to the terms of the Purchase Agreement, the Company agreed to issue the warrants to Yorkville (each a “Yorkville Warrant” and collectively, the “Yorkville Warrants”) to purchase up to 1,325,382 shares of Class A common stock at an exercise price of $2.63, which shall be exercisable into Class A common stock for cash. At the First Closing, the Company issued a Yorkville Warrant to purchase up to 662,691 shares of Class A common stock, and at the Second Closing, the Company issued an additional Yorkville Warrant to purchase up to 662,691 shares of Class A common stock.

The Company elected to account for the Convertible Debenture under the fair value option of accounting upon issuance. At each issuance date, the proceeds were allocated to all freestanding instruments recorded at fair value.

The primary reason for electing the fair value option is for simplification of accounting for the Convertible Debenture at fair value in its entirety versus bifurcation of the embedded derivatives. The fair value was determined using a Monte Carlo valuation model.

The Yorkville Warrants were required to be classified as a liability and are subject to periodic remeasurement. The fair value on each date of issuance, measured using the Black-Scholes option pricing model, was approximately $1.3 million for the Yorkville Warrants issued at the First Closing and approximately $0.5 million for the Yorkville Warrants issued at the Second Closing. The key inputs used in the valuation as of the initial valuation date for the First Closing were as follows: expected terms (in years) - 3.0; stock price - $2.63; exercise price - $2.63 expected volatility - 130.2%; expected dividend rate - —%; and risk-free rate: 3.58%. The key inputs used in the valuation as of the initial valuation date for the Second Closing were as follows: expected terms (in years) - 3.0; stock price - $1.29; exercise price - $2.63 expected volatility - 108.9%; expected dividend rate - —%; and risk-free rate - 4.02%.

As of both September 30, 2025 and March 31, 2025, there were 1,325,382 Yorkville Warrants outstanding with a nominal fair value, which is included in the warrants liability line item on the consolidated statements of financial condition. During the three and six months ended September 30, 2025, a nominal amount was recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss). Refer to Note 6 for further information on the Yorkville Warrants.

10. Debt

Customer ExAlt Trust Loan Payable

On March 24, 2022, Ben Liquidity transferred a $72.5 million ExAlt Loan to a third-party in return for $72.5 million of cash. The loan participation transaction resulted in a third party holding the transferred ExAlt Loan, which was previously eliminated in consolidation against the loan payable issued by a Customer ExAlt Trust for financial reporting purposes. Accordingly, the loan payable issued by the Customer ExAlt Trusts is no longer eliminated upon consolidation for financial reporting purposes and is reflected in the Customer ExAlt Trust loan payable line item on the consolidated statements of financial condition.

The Customer ExAlt Trust loan payable does not have scheduled principal or interest payments due prior to its maturity date of December 7, 2033. Prepayment of the loans, in whole or in part, is permitted without premium or penalty. A pro-rata portion of the cash flows from $352.6 million of alternative assets acquired by the Customer ExAlt Trusts on December 7, 2021(the “Acquired Assets”) are the sole source of cash flows to be used by the Customer ExAlt Trusts to satisfy its obligations under the terms of the loan agreement. The percentage of the Acquired Assets allocated to supporting the repayment of the Customer ExAlt Trust loan payable amounted to approximately 27.8% (the “Participation Allocation”). Ben and its subsidiaries have no obligation or other requirements to repay the Customer ExAlt Trust loan payable should the pro-rata cash flows from the $352.6 million of alternative assets associated with the loan be insufficient to pay all contractual obligations owed under the terms of the loan agreement. The Customer ExAlt Trust loan payable bears interest at 12% per annum.

Termination of Customer ExAlt Trust Loan Payable

On October 18, 2023, the applicable Customer ExAlt Trusts distributed, transferred and assigned the Participation Allocation (net of a qualified charitable distribution) to a subsidiary of the holder of the Customer ExAlt Trust loan payable. As a result, all obligations owed under the Customer ExAlt Trust loan payable have been repaid and the related participation interest no longer remains outstanding. As such, the Customer ExAlt Trusts repaid the entire outstanding principal balance of the ExAlt Trust Loan Payable of $50.9 million including interest paid-in-kind, by transferring $56.7 million of alternative assets. The payoff of the Customer ExAlt Trust Loan Payable was accounted for as a debt extinguishment in accordance with ASC 470, Debt. Accordingly, the Customer ExAlt Trusts recorded a $8.8 million loss on extinguishment related to the payoff for the year ended March 31, 2024, which is reflected in the loss on extinguishment of debt line item on the consolidated statements of comprehensive income (loss). The loss on extinguishment represents the difference between the carrying value of the ExAlt Trust Loan Payable at payoff of $47.9 million, net of an unamortized discount of $5.0 million and fair value of the contingent interest derivative liability of $1.9 million, and the NAV of the assets of $56.7 million, which was determined to have the most readily determinable fair value at the time of the nonmonetary transaction.

The loan agreement included a contingent interest feature whereby additional interest could be owed up to a maximum rate of 21% under certain circumstances, dependent principally on the cash flows generated by the pro rata portion of the underlying collateral. As the contingent interest feature was not based on creditworthiness, such feature was not clearly and closely related to the host instrument and was therefore bifurcated and recognized as a derivative liability with a resulting debt discount at inception. The change in fair value of the contingent interest derivative liability resulted in net gains of nil and $1.6 million that is reflected in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss) for the years ended March 31, 2025 and 2024, respectively. The amortization of the debt discount, which is reflected as a component of interest expense in the consolidated statements of comprehensive income (loss), was nil and $0.6 million for the years ended March 31, 2025 and 2024, respectively.

Convertible Debentures

On August 6, 2024, the Company, entered into a securities purchase agreement with Yorkville, in connection with the issuance and sale of convertible debentures in an aggregate principal amount of up to $4.0 million (the “Convertible Debentures”), which will be convertible into shares of the Company’s Class A common stock (as converted, the “Conversion Shares”). The Company issued $2.0 million in aggregate principal amount of Convertible Debentures upon the signing the Purchase Agreement (the “First Closing”) for proceeds of approximately $1.8 million. On November 13, 2024, the Company issued an additional $2.0 million in aggregate principal amount of convertible debentures for proceeds of approximately $1.8 million (the “Second Closing”). Contemporaneously with the execution and delivery of the Purchase Agreement, certain of the Company’s subsidiaries entered into a global guaranty agreement in favor of Yorkville with respect to the Company’s obligations under the Purchase Agreement, the convertible debentures and the Yorkville Warrants (as defined below). The Convertible Debentures were issued at an original issue discount of 10%.

The Convertible Debentures do not bear interest, subject to a potential increase to 18.0% per annum (or the maximum amount permitted by applicable law) upon the occurrence of certain events of default. The Convertible Debentures matured on February 6, 2025 (the “Maturity Date”). The Convertible Debentures were fully repaid by the Maturity Date. The Convertible Debentures were convertible at the option of the holder into Class A common stock equal to the applicable Conversion Amount (as in the Convertible Debenture) divided by $3.018 (the “Conversion Price”). The maximum amount of shares issuable upon conversion of the Convertible Debentures is 1,325,382. No amount of the Convertible Debentures was converted into shares of the Company’s Class A common stock.

Additionally, pursuant to the terms of the Purchase Agreement, the Company agreed to issue the warrants to Yorkville (each a “Yorkville Warrant” and collectively, the “Yorkville Warrants”) to purchase up to 1,325,382 shares of Class A common stock at an exercise price of $2.63, which shall be exercisable into Class A common stock for cash (collectively, the “Warrant Shares”). At the First Closing, the Company issued a Yorkville Warrant to purchase up to 662,691 shares of Class A common stock, and at the Second Closing, the Company issued an additional Yorkville Warrant to purchase up to 662,691 shares of Class A common stock.

The Company elected to account for the Convertible Debenture under the fair value option of accounting upon issuance. At each issuance date, the proceeds were allocated to all freestanding instruments recorded at fair value. As the fair value of the freestanding instruments exceeded the proceeds on each issuance date, an aggregate loss of $2.3 million was recognized for the year ended March 31, 2025 in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss). As of March 31, 2025, the fair value of the Convertible Debenture was nil.

The primary reason for electing the fair value option is for simplification of accounting for the Convertible Debenture at fair value in its entirety versus bifurcation of the embedded derivatives. The fair value was determined using a Monte Carlo valuation model. Refer to Note 6 for further information on the Convertible Debentures.

The Yorkville Warrants were required to be classified as a liability and are subject to periodic remeasurement. The fair value on each date of issuance, measured using the Black-Scholes option pricing model, was approximately $1.3 million for the Yorkville Warrants issued at the First Closing and approximately $0.5 million for the Yorkville Warrants issued at the Second Closing. The key inputs used in the valuation as of the initial valuation date for the First Closing were: expected terms (in years) - 3.0; stock price - $2.63; exercise price - $2.63; expected volatility - 130.2%; expected dividend rate - —%; and risk-free rate - 3.58%. The key inputs used in the valuation as of the initial valuation date for the Second Closing were: expected terms (in years) - 3.0; stock price - $1.29; exercise price - $2.63; expected volatility - 108.9%; expected dividend rate - —%; and risk-free rate - 4.02%.